Commitments and Contingencies - Summary of Undiscounted Liabilities and Future Operating Commitments (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Commitments And Contingencies [Abstract]
Mining contract maturity period	4 years
Effective date of contract	Dec. 21, 2017
Annualized discount rate of contract	2.30%
Obligation Determined	$ 1,380